Auditors' Remuneration	12 Months Ended
Jun. 30, 2021
Disclosure of auditors' remuneration [text block] [Abstract]
AUDITORS' REMUNERATION

20. AUDITORS’ REMUNERATION

	Years Ended June 30,
	2021	2020	2019

- Audit and review of financial statements (1)	202,400	194,900	210,422
- Other audit services (2)	130,000	60,000	90,000

	332,400	254,900	300,422

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.	Included in the balance are amounts related to additional regulatory filings during the 2021, 2020 and 2019 financial years. All services provided are considered audit services for the purpose of SEC classification.

PricewaterhouseCoopers was appointed as the Group’s principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Group’s Auditors to be appointed at the Group’s annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Group’s audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2021, 2020 and 2019 financial years.